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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Windhaven Investment Management, Inc.
Address:         One International Place
                 33rd Floor
                 Boston, MA 02110

13F File Number: 028-14230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Gillespie
Title: Chief Compliance Officer
Phone: 617-960-5300

Signature, Place, and Date of Signing:


Michael Gillespie                    Boston, MA 02110   August 14, 2012
----------------------------------   ----------------   ---------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         40
Form 13F Information Table Value Total:   10714345

List of Other Included Managers:   NONE

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                           Form 13F Information Table

        Column 1                 Column 2           Column 3  Column 4       Column 5       Column 6  Column 7       Column 8
---------------------- ---------------------------- --------- -------- ------------------- ---------- -------- --------------------
                                                                                                                 Voting Authority
                                                                Value   SHRS or SH / PUT / Investment  Other   --------------------
Name of Issuer                Title of Class          CUSIP   (x$1000)  PRN Amt PRN  CALL  Discretion Managers   Sole   Shared None
---------------------- ---------------------------- --------- -------- -------- ---- ----- ---------- -------- -------- ------ ----
CLAYMORE EXCHANGE      GUGGENHEIM ENHANCED SHORT    18383M654    97307  1948877 SH            Sole              1948877
TRADED FD              DURATION
EATON VANCE            TAX MNGD GL BUY WR           27829C105      103    10088 SH            Sole                10088
EATON VANCE            TAX MNGED BUY WR             27828X100      303    22947 SH            Sole                22947
ISHARES                FTSE NAREIT DEV EX US R/E    464288489   413029 14878564 SH            Sole             14878564
ISHARES                MSCI JAPAN INDEX FD          464286848     3708   402196 SH            Sole               402196
ISHARES                RUSELL 2000                  464287655   327617  4237713 SH            Sole              4237713
ISHARES GOLD TRUST     ISHARES                      464285105   345994 22822846 SH            Sole             22822846
ISHARES TR             BARCLYS 1-3 YR               464287457   191654  2271586 SH            Sole              2271586
ISHARES TR             BARCLYS 7-10yr               464287440   334961  3089195 SH            Sole              3089195
ISHARES TR INDEX       BARCLYS TIPS BD              464287176   920846  7674995 SH            Sole              7674995
ISHARES INC            JP MORGAN USD EMERGING       464288281     4054    35584 SH            Sole                35584
ISHARES                MSCI EAFE  MIN VOL           46429B689     1675    33403 SH            Sole                33403
ISHARES                IBOXX INV CPBD               464287242   270104  2296412 SH            Sole              2296412
MERCK & CO INC         COM                          58933Y105      243     3918 SH            Sole                 3918
MARKET VECTORS ETF TR  GOLD MINERS ETF              57060U100    90835  2097329 SH            Sole              2097329
PIMCO ETF TR           ENHAN SHRT MAT               72201R833    97679   965589 SH            Sole               965589

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
PIMCO ETF TR           15+ YR US TIPS               72201R304   230188  3276697 SH            Sole              3276697
POWERSHARES GLOBAL
ETF TRUST              FDM HG YLD RAFI              73936T557   145928  7820396 SH            Sole              7820396
POWERSHARES QQQ TRUST  UNIT SER 1                   73935A104  1028470 16534883 SH            Sole             16534883
POWERSHARES ETF TR     S&P 500 LOW VOL              73937B779   454995 16758570 SH            Sole             16758570
POWERSHARES DB CMDTY
IDX TRA                UNIT BEN INT                 73935S105   393265 15934586 SH            Sole             15934586
POWERSHARES ETF TRUST  INTL DIV ACHV                73935X716     1602   112746 SH            Sole               112746
SPDR SERIES TRUST      BARCLAYS CAPITAL YLD         78464A417   254091  6486870 SH            Sole              6486870
SPDR S&P 500 ETF TRUST TR Unit                      78462F103     2223    16742 SH            Sole                16742
SPDR SERIES TRUST      BARC CAPTL ETF               78464A474   366532 12025348 SH            Sole             12025348
SPDR GOLD TRUST        GOLD SHS                     78463V107   581173  3847555 SH            Sole              3847555
SPDR SERIES TRUST      DB INT GVT ETF               78464A490     1981    33956 SH            Sole                33956
SPDR SERIES TRUST      BRCLYS INTL ETF              78464A516     2290    39210 SH            Sole                39210
UNILEVER N.V           COM                          904784709      469    14565 SH            Sole                14565
VANGUARD BD INDEX FD
INC                    TOTAL BND MRKT               921937835  1135938 13452605 SH            Sole             13452605
VANGUARD INDEX FDS     REIT ETF                     922908553  1016476 15932226 SH            Sole             15932226
VANGUARD INTL EQUITY
INDEX F                TT WRLD ST ETF               922042742      501    11347 SH            Sole                11347
VANGUARD INDEX FDS     STK MRK ETF                  922908769   395428  5821976 SH            Sole              5821976
VANGUARD TAX-MANAGED
INTL FD                MSCI EAFE ETF                921943858   291709  9567386 SH            Sole              9567386
VANGUARD TAX-MANAGED
FD                     EMR MKT ETF                  922042858   317537  8286481 SH            Sole              8286481
VANGUARD SPECIALIZED
PORTFOL                DIV APP ETF                  921908844   725112 13076863 SH            Sole             13076863

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
WISDOMTREE TRUST       ASIA LC DBT FD               97717X842   261300  5164047 SH            Sole              5164047
WISDOMTREE TR          EM LCL DEBT FD               97717X867     3534    71160 SH            Sole                71160
WISDOMTREE TR          INDIAN RUPEE FD              97717W166     3491   177665 SH            Sole               177665